As filed with the Securities and Exchange Commission on February 26, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811 - 08270

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS

601 UNION STREET, SUITE 2801
SEATTLE, WA 98101

MELODIE B. ZAKALUK
RAINIER INVESTMENT MANAGEMENT, LLC
601 UNION STREET, SUITE 2801
SEATTLE, WA 98101

(800) 248-6314

Date of fiscal year end: March 31

Date of reporting period:  December 31, 2014

Item 1. Schedule of Investments.

Rainier Large Cap Equity Fund
Schedule of Investments
December 31, 2014 (Unaudited)

COMMON STOCKS (100.2%)	Shares	Value
CONSUMER DISCRETIONARY (17.1%)
Dollar General Corp.*	65,180	$4,608,226
Las Vegas Sands Corp.	32,070	1,865,191
Marriott International, Inc. Cl. A	73,000	5,696,190
NIKE, Inc. Cl. B	45,660	4,390,209
The Home Depot, Inc.	74,750	7,846,507
The Priceline Group, Inc.*	6,230	7,103,508
The Walt Disney Co.	101,970	9,604,554
Time Warner Cable, Inc.	28,600	4,348,916
Ulta Salon, Cosmetics & Fragrance, Inc.*	37,090	4,741,586
V.F. Corp.	69,890	5,234,761
Yum! Brands, Inc.	72,370	5,272,155
Total Consumer Discretionary		60,711,803

CONSUMER STAPLES (6.5%)
Church & Dwight Co., Inc.	75,888	5,980,733
Costco Wholesale Corp.	37,685	5,341,849
Monster Beverage Corp.*	46,330	5,019,855
The Estee Lauder Companies, Inc. Cl. A	89,084	6,788,201
Total Consumer Staples		23,130,638

ENERGY (5.9%)
Anadarko Petroleum Corp.	76,440	6,306,300
EOG Resources, Inc.	87,520	8,057,967
Schlumberger Ltd.^	77,013	6,577,680
Total Energy		20,941,947

FINANCIALS (16.2%)
Affiliated Managers Group, Inc.*	28,110	5,966,067
Arthur J. Gallagher & Co.	78,380	3,690,131
BlackRock, Inc.	15,320	5,477,819
Citigroup, Inc.	205,929	11,142,818
Discover Financial Services	70,490	4,616,390
JPMorgan Chase & Co.	145,773	9,122,474
Morgan Stanley	289,920	11,248,896
SunTrust Banks, Inc.	148,920	6,239,748
Total Financials		57,504,343

HEALTH CARE (15.9%)
AbbVie, Inc.	120,110	7,859,998
Actavis plc*^	32,510	8,368,399
Alexion Pharmaceuticals, Inc.*	19,070	3,528,522
Allergan, Inc.	6,163	1,310,192
Biogen Idec, Inc.*	17,590	5,970,926
Celgene Corp.*	60,258	6,740,460
McKesson Corp.	33,440	6,941,475
Regeneron Pharmaceuticals, Inc.*	10,200	4,184,550
Shire plc - ADR^	38,660	8,216,796
The Cooper Cos., Inc.	20,608	3,340,351
Total Health Care		56,461,669

	Shares	Value
INDUSTRIALS (9.7%)
Cummins, Inc.	21,610	$3,115,514
Delta Air Lines, Inc.	111,780	5,498,458
FedEx Corp.	20,270	3,520,088
Fortune Brands Home & Security, Inc.	132,570	6,001,444
Kansas City Southern	27,710	3,381,451
Union Pacific Corp.	75,618	9,008,373
Verisk Analytics, Inc. Cl. A*	60,802	3,894,368
Total Industrials		34,419,696

INFORMATION TECHNOLOGY (25.0%)
Activision Blizzard, Inc.	195,660	3,942,549
Alibaba Group Holding Ltd. - ADR*^	35,940	3,735,604
Apple, Inc.	117,980	13,022,632
Equinix, Inc.	11,581	2,625,760
Facebook, Inc. Cl. A*	75,380	5,881,148
FleetCor Technologies, Inc.*	26,560	3,949,738
Google, Inc. Cl. A*	19,726	10,467,799
MasterCard, Inc. Cl. A	71,650	6,173,364
Microsoft Corp.	246,660	11,457,357
NXP Semiconductors NV*^	36,280	2,771,792
salesforce.com, Inc.*	86,450	5,127,350
Visa, Inc. Cl. A	38,790	10,170,738
VMware, Inc. Cl. A*	75,810	6,255,841
Workday, Inc. Cl. A*	38,230	3,119,950
Total Information Technology		88,701,622

MATERIALS (3.9%)
LyondellBasell Industries N.V. Cl. A^	64,720	5,138,121
The Sherwin-Williams Co.	33,410	8,788,166
Total Materials		13,926,287

TOTAL COMMON STOCKS
(Cost $263,431,127)		$355,798,005

SHORT-TERM INVESTMENT (1.5%)
MONEY MARKET MUTUAL FUND (1.5%)
First American Treasury Obligations Fund
0.000%**	5,241,980	5,241,980
TOTAL SHORT-TERM INVESTMENT
(Cost $5,241,980)		$5,241,980

TOTAL INVESTMENTS (101.7%)
(Cost $268,673,107)		$361,039,985

LIABILITIES IN EXCESS OF OTHER ASSETS (-1.7%)		(6,136,723)
TOTAL NET ASSETS (100.0%)		$354,903,262

ADR - American Depository Receipt
* Non-income producing security.
** Rate quoted is seven-day yield at period end.
^ U.S. Dollar denominated foreign security.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by Rainier Investment Management, LLC.

The cost basis of investment for federal income tax purposes at December 31, 2014, was as follows***:

Cost of investments	$268,673,107
Gross unrealized appreciation	95,801,187
Gross unrealized depreciation	(3,434,309)
Net unrealized appreciation	$92,366,878

*** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier Mid Cap Equity Fund
Schedule of Investments
December 31, 2014 (Unaudited)

COMMON STOCKS (99.7%)	Shares	Value
CONSUMER DISCRETIONARY (20.3%)
BorgWarner, Inc.	129,630	$7,123,168
Brunswick Corp.	154,460	7,917,620
Buffalo Wild Wings, Inc.*	60,090	10,839,034
Carter's, Inc.	97,340	8,498,755
Chipotle Mexican Grill, Inc.*	8,810	6,030,533
Deckers Outdoor Corp.*	98,270	8,946,501
Foot Locker, Inc.	168,060	9,441,611
Harman International Industries, Inc.	151,040	16,117,478
Leggett & Platt, Inc.	242,730	10,342,725
Lennar Corp. Cl. A	213,750	9,578,137
Lions Gate Entertainment Corp.^	151,500	4,851,030
Live Nation Entertainment, Inc.*	234,720	6,128,539
Marriott International, Inc. Cl. A	107,760	8,408,513
Mohawk Industries, Inc.*	109,340	16,987,062
Penske Automotive Group, Inc.	119,170	5,847,672
Polaris Industries, Inc.	53,850	8,144,274
Signet Jewelers Ltd.^	90,050	11,847,879
Tractor Supply Co.	116,580	9,188,836
TripAdvisor, Inc.*	67,810	5,062,695
Ulta Salon, Cosmetics & Fragrance, Inc.*	105,550	13,493,512
Yum! Brands, Inc.	62,170	4,529,085
zulily, Inc. Cl. A*	166,010	3,884,634
Total Consumer Discretionary		193,209,293

CONSUMER STAPLES (5.0%)
Constellation Brands, Inc. Cl. A*	44,070	4,326,352
The Hain Celestial Group, Inc.*	139,300	8,119,797
The Kroger Co.	205,620	13,202,860
Tyson Foods, Inc. Cl. A	543,210	21,777,289
Total Consumer Staples		47,426,298

ENERGY (3.5%)
Chesapeake Energy Corp.	642,030	12,564,527
Cimarex Energy Co.	63,300	6,709,800
Marathon Petroleum Corp.	43,840	3,956,999
Nabors Industries Ltd.^	782,050	10,151,009
Total Energy		33,382,335

FINANCIALS (18.5%)
Affiliated Managers Group, Inc.*	37,140	7,882,594
Ameriprise Financial, Inc.	83,310	11,017,747
CBRE Group, Inc. Cl. A*	181,990	6,233,157
Corporate Office Properties Trust	577,480	16,383,107
CubeSmart	190,180	4,197,273
E*TRADE Financial Corp.*	273,190	6,626,223
East West Bancorp, Inc.	368,530	14,265,796
Jones Lang LaSalle, Inc.	45,590	6,835,309
LaSalle Hotel Properties	331,280	13,406,902
Lazard Ltd. Cl. A^	255,910	12,803,177
Mid-America Apartment Communities, Inc.	108,020	8,066,934
PrivateBancorp, Inc.	212,730	7,105,182

	Shares	Value
FINANCIALS (18.5%) (continued)
Raymond James Financial, Inc.	148,450	$8,504,700
SEI Investments Co.	219,890	8,804,396
Signature Bank*	128,710	16,212,312
Strategic Hotels & Resorts, Inc.*	730,380	9,662,927
SunTrust Banks, Inc.	171,780	7,197,582
UDR, Inc.	201,490	6,209,922
Ventas, Inc.	66,460	4,765,182
Total Financials		176,180,422

HEALTH CARE (15.3%)
Akorn, Inc.*	243,530	8,815,786
Alkermes plc*^	100,760	5,900,506
Catamaran Corp.*^	171,000	8,849,250
Cerner Corp.*	148,830	9,623,348
Endo International plc*^	217,170	15,662,301
Envision Healthcare Holdings, Inc.*	371,360	12,882,478
Illumina, Inc.*	30,490	5,627,844
Incyte Corp.*	52,570	3,843,393
Intercept Pharmaceuticals, Inc.*	15,700	2,449,200
Jazz Pharmaceuticals plc*^	69,780	11,425,079
Medivation, Inc.*	112,300	11,186,203
MEDNAX, Inc.*	246,230	16,278,265
Perrigo Co. plc^	49,200	8,224,272
The Cooper Cos., Inc.	77,750	12,602,498
Universal Health Services, Inc. Cl. B.	69,070	7,684,728
Zoetis, Inc.	106,540	4,584,416
Total Health Care		145,639,567

INDUSTRIALS (13.9%)
Air Lease Corp.	186,160	6,387,149
American Airlines Group, Inc.	311,690	16,715,935
Fortune Brands Home & Security, Inc.	309,080	13,992,052
Ingersoll-Rand plc^	163,510	10,364,899
ITT Corp.	126,420	5,114,953
Kansas City Southern	93,860	11,453,736
Kirby Corp.*	104,050	8,400,997
Lennox International, Inc.	61,490	5,845,854
Oshkosh Corp.	139,980	6,810,027
Quanta Services, Inc.*	405,860	11,522,365
Southwest Airlines Co.	311,760	13,193,683
United Rentals, Inc.*	126,310	12,884,883
Waste Connections, Inc.	210,830	9,274,412
Total Industrials		131,960,945

INFORMATION TECHNOLOGY (17.5%)
Activision Blizzard, Inc.	465,950	9,388,892
Amphenol Corp. Cl. A	105,800	5,693,098
Avago Technologies Ltd.	117,450	11,814,295
Cadence Design Systems, Inc.*	398,710	7,563,529
CoStar Group, Inc.*	55,260	10,147,394
Euronet Worldwide, Inc.*	141,020	7,741,998
FireEye, Inc.*	204,350	6,453,373
FleetCor Technologies, Inc.*	55,010	8,180,537
Fortinet, Inc.*	339,790	10,417,961
Gartner, Inc.*	74,450	6,269,435
HomeAway, Inc.*	188,940	5,626,633
Lam Research Corp.	143,670	11,398,778

	Shares	Value
INFORMATION TECHNOLOGY (17.5%) (continued)
LendingClub Corp.*	264,630	$6,695,139
NetSuite, Inc.*	59,330	6,477,056
NXP Semiconductors NV*^	291,020	22,233,928
Palo Alto Networks, Inc.*	57,170	7,007,327
ServiceNow, Inc.*	101,610	6,894,239
Stratasys Ltd.*^	48,670	4,044,964
Synaptics, Inc.*	56,870	3,914,931
WEX, Inc.*	21,960	2,172,283
Yelp, Inc.*	109,910	6,015,374
Total Information Technology		166,151,164

MATERIALS (4.2%)
Alcoa, Inc.	750,160	11,845,027
Eagle Materials, Inc.	198,970	15,127,689
Steel Dynamics, Inc.	325,360	6,422,606
The Sherwin-Williams Co.	24,330	6,399,763
Total Materials		39,795,085

TELECOMMUNICATION SERVICES (0.6%)
Zayo Group Holdings, Inc.*	184,880	5,651,782
Total Telecommunication Services		5,651,782

UTILITIES (0.9%)
American Water Works Co., Inc.	163,980	8,740,134
Total Utilities		8,740,134

TOTAL COMMON STOCKS
(Cost $789,938,006)		$948,137,025

SHORT-TERM INVESTMENT (4.7%)
MONEY MARKET MUTUAL FUND (4.7%)
First American Treasury Obligations Fund
0.000% **	44,987,067	44,987,067
TOTAL SHORT-TERM INVESTMENT
(Cost $44,987,067)		$44,987,067

TOTAL INVESTMENTS (104.4%)
(Cost $834,925,073)		$993,124,092

LIABILITIES IN EXCESS OF OTHER ASSETS (-4.4%)		(41,756,107)
TOTAL NET ASSETS (100.0%)		$951,367,985

* Non-income producing security.
** Rate quoted is seven-day yield at period end.
^ U.S. Dollar denominated foreign security.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by Rainier Investment Management, LLC.

The cost basis of investment for federal income tax purposes at December 31, 2014, was as follows***:

Cost of investments		$834,925,073
Gross unrealized appreciation		$176,864,060
Gross unrealized depreciation		$(18,665,041)
Net unrealized appreciation		$158,199,019

*** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier Small/Mid Cap Equity Fund
Schedule of Investments
December 31, 2014 (Unaudited)

COMMON STOCKS (100.1%)	Shares	Value
CONSUMER DISCRETIONARY (19.7%)
BorgWarner, Inc.	148,810	$8,177,109
Brunswick Corp.	182,000	9,329,320
Buffalo Wild Wings, Inc.*	86,000	15,512,680
Burlington Stores, Inc.*	236,680	11,185,497
Carter's, Inc.	128,070	11,181,792
Columbia Sportswear Co.	263,160	11,721,146
Foot Locker, Inc.	149,040	8,373,067
Harman International Industries, Inc.	232,790	24,841,021
Krispy Kreme Doughnuts, Inc.*	358,660	7,079,948
Leggett & Platt, Inc.	251,060	10,697,667
Lennar Corp. Cl. A	285,320	12,785,189
LifeLock, Inc.*	455,780	8,436,488
Lions Gate Entertainment Corp.^	207,200	6,634,544
Live Nation Entertainment, Inc.*	410,980	10,730,688
Mohawk Industries, Inc.*	143,090	22,230,462
Penske Automotive Group, Inc.	103,710	5,089,050
Red Robin Gourmet Burgers, Inc.*	113,290	8,720,498
Signet Jewelers Ltd.^	107,340	14,122,724
Skechers U.S.A., Inc. Cl. A*	164,390	9,082,547
The Finish Line, Inc. Cl. A	406,990	9,893,927
TripAdvisor, Inc.*	80,420	6,004,157
Ulta Salon, Cosmetics & Fragrance, Inc.*	72,940	9,324,650
Zulily, Inc. Cl. A*	223,060	5,219,604
Total Consumer Discretionary		246,373,775

CONSUMER STAPLES (2.9%)
The Hain Celestial Group, Inc.*	182,520	10,639,091
Tyson Foods, Inc. Cl. A	641,040	25,699,294
Total Consumer Staples		36,338,385

ENERGY (3.2%)
Basic Energy Services, Inc.*	118,950	833,840
Chesapeake Energy Corp.	709,110	13,877,283
Cimarex Energy Co.	74,620	7,909,720
Gulfport Energy Corp.*	133,850	5,586,899
Nabors Industries Ltd.^	940,290	12,204,964
Total Energy		40,412,706

FINANCIALS (19.2%)
Affiliated Managers Group, Inc.*	61,360	13,023,046
Apartment Investment & Management Co. Cl. A	356,250	13,234,687
Arthur J. Gallagher & Co.	158,650	7,469,242
Cathay General Bancorp	279,810	7,160,338
CBRE Group, Inc. Cl. A*	311,220	10,659,285
Corporate Office Properties Trust	608,800	17,271,656
CubeSmart	678,410	14,972,509
E*TRADE Financial Corp.*	439,690	10,664,681
Evercore Partners, Inc. Cl. A	98,810	5,174,680
Jones Lang LaSalle, Inc.	98,180	14,720,127
LaSalle Hotel Properties	278,780	11,282,226

	Shares	Value
FINANCIALS (19.2%) (continued)
Lazard Ltd. Cl. A^	294,530	$14,735,336
Mid-America Apartment Communities, Inc.	87,000	6,497,160
On Deck Capital, Inc.*	236,140	5,296,620
PrivateBancorp, Inc.	464,370	15,509,958
Raymond James Financial, Inc.	183,740	10,526,465
SEI Investments Co.	275,130	11,016,205
Signature Bank*	131,560	16,571,298
Strategic Hotels & Resorts, Inc.*	1,708,370	22,601,735
Western Alliance Bancorp*	427,600	11,887,280
Total Financials		240,274,534

HEALTH CARE (15.4%)
Akorn, Inc.*	373,440	13,518,528
Alkermes plc*^	143,300	8,391,648
Catamaran Corp.*^	218,800	11,322,900
Endo International plc*^	298,600	21,535,032
Envision Healthcare Holdings, Inc.*	509,910	17,688,778
Incyte Corp.*	59,170	4,325,919
Intercept Pharmaceuticals, Inc.*	20,270	3,162,120
Isis Pharmaceuticals, Inc.*	174,810	10,792,769
Jazz Pharmaceuticals plc*^	87,160	14,270,707
Medivation, Inc.*	149,760	14,917,593
MEDNAX, Inc.*	308,930	20,423,362
Natus Medical, Inc.*	302,440	10,899,938
Perrigo Co. plc^	70,170	11,729,617
The Cooper Cos., Inc.	115,220	18,676,010
Universal Health Services, Inc. Cl. B.	92,780	10,322,703
Total Health Care		191,977,624

INDUSTRIALS (13.6%)
Air Lease Corp.	317,000	10,876,270
Apogee Enterprises, Inc.	226,340	9,590,026
Covenant Transportation Group, Inc. Cl. A*	54,300	1,472,073
Fortune Brands Home & Security, Inc.	406,210	18,389,127
ITT Corp.	153,760	6,221,129
Kirby Corp.*	148,850	12,018,149
Lennox International, Inc.	133,030	12,647,162
Oshkosh Corp.	273,640	13,312,586
Quanta Services, Inc.*	543,330	15,425,139
Rush Enterprises, Inc. Cl. A*	325,450	10,430,672
Southwest Airlines Co.	486,950	20,607,724
Trinity Industries, Inc.	308,830	8,650,328
United Rentals, Inc.*	174,670	17,818,087
Waste Connections, Inc.	274,130	12,058,979
Total Industrials		169,517,451

INFORMATION TECHNOLOGY (20.0%)
Avago Technologies Ltd.	185,600	18,669,504
Cadence Design Systems, Inc.*	477,280	9,054,002
CoStar Group, Inc.*	73,640	13,522,513
Cray, Inc.*	318,380	10,977,743
Envestnet, Inc.*	177,000	8,697,780
Euronet Worldwide, Inc.*	206,780	11,352,222
FleetCor Technologies, Inc.*	74,100	11,019,411
Fortinet, Inc.*	459,570	14,090,416
Gartner, Inc.*	101,420	8,540,578

	Shares	Value
INFORMATION TECHNOLOGY (20.0%) (continued)
HomeAway, Inc.*	267,430	$7,964,066
Hortonworks, Inc.*	313,350	8,460,450
Intersil Corp. Cl. A	557,750	8,070,643
Lam Research Corp.	176,960	14,040,006
Littelfuse, Inc.	134,360	12,988,581
NetSuite, Inc.*	68,290	7,455,219
NXP Semiconductors NV*^	389,770	29,778,428
Palo Alto Networks, Inc.*	79,690	9,767,603
Proofpoint, Inc.*	186,500	8,994,895
ServiceNow, Inc.*	107,580	7,299,303
Stratasys Ltd.*^	61,980	5,151,158
Synaptics, Inc.*	71,350	4,911,734
WebMD Health Corp.*	109,480	4,329,934
WEX, Inc.*	59,170	5,853,096
Yelp, Inc.*	158,870	8,694,955
Total Information Technology		249,684,240

MATERIALS (4.6%)
Century Aluminum Co.*	437,060	10,664,264
Eagle Materials, Inc.	239,860	18,236,556
Minerals Technologies, Inc.	258,310	17,939,629
Steel Dynamics, Inc.	438,080	8,647,699
Stillwater Mining Co.*	165,770	2,443,450
Total Materials		57,931,598

TELECOMMUNICATIONS SERVICES (0.5%)
RingCentral, Inc. Cl. A*	370,110	5,522,041
Total Telecommunications Services		5,522,041

UTILITIES (1.0%)
American Water Works Co., Inc.	227,010	12,099,633
Total Utilities		12,099,633

TOTAL COMMON STOCKS
(Cost $1,033,784,177)		$1,250,131,987

SHORT-TERM INVESTMENT (0.4%)
MONEY MARKET MUTUAL FUND (0.4%)
First American Treasury Obligations Fund
0.000% **	4,501,024	4,501,024
TOTAL SHORT-TERM INVESTMENT
(Cost $4,501,024)		$4,501,024

TOTAL INVESTMENTS (100.5%)
(Cost $1,038,285,201)		$1,254,633,011

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.5%)		(5,805,940)
TOTAL NET ASSETS (100.0%)		$1,248,827,071

* Non-income producing security.
** Rate quoted is seven-day yield at period end.
^ U.S. Dollar denominated foreign security.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by Rainier Investment Management, LLC.

The cost basis of investment for federal income tax purposes at December 31, 2014, was as follows***:

Cost of investments	$1,038,285,201
Gross unrealized appreciation	247,104,340
Gross unrealized depreciation	(30,756,530)
Net unrealized appreciation	$216,347,810

*** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier Balanced Fund
Schedule of Investments
December 31, 2014 (Unaudited)

COMMON STOCKS (61.5%)	Shares	Value
CONSUMER DISCRETIONARY (10.5%)
Dollar General Corp.*	3,620	$255,934
Las Vegas Sands Corp.	1,780	103,525
Marriott International, Inc. Cl. A	4,020	313,681
NIKE, Inc. Cl. B	2,540	244,221
The Home Depot, Inc.	4,150	435,625
The Priceline Group, Inc.*	350	399,074
The Walt Disney Co.	5,630	530,290
Time Warner Cable, Inc.	1,590	241,775
Ulta Salon, Cosmetics & Fragrance, Inc.*	2,060	263,350
V.F. Corp.	3,880	290,612
Yum! Brands, Inc.	4,020	292,857
Total Consumer Discretionary		3,370,944

CONSUMER STAPLES (4.0%)
Church & Dwight Co., Inc.	4,240	334,154
Costco Wholesale Corp.	2,110	299,093
Monster Beverage Corp.*	2,580	279,543
The Estee Lauder Companies, Inc. Cl. A	4,890	372,618
Total Consumer Staples		1,285,408

ENERGY (3.6%)
Anadarko Petroleum Corp.	4,280	353,100
EOG Resources, Inc.	4,900	451,143
Schlumberger Ltd.^	4,280	365,555
Total Energy		1,169,798

FINANCIALS (10.0%)
Affiliated Managers Group, Inc.*	1,570	333,217
Arthur J. Gallagher & Co.	4,360	205,269
BlackRock, Inc.	860	307,501
Citigroup, Inc.	11,400	616,854
Discover Financial Services	3,920	256,721
JPMorgan Chase & Co.	8,055	504,082
Morgan Stanley	16,060	623,128
SunTrust Banks, Inc.	8,240	345,256
Total Financials		3,192,028

HEALTH CARE (9.6%)
AbbVie, Inc.	6,670	436,485
Actavis plc*^	1,800	463,338
Alexion Pharmaceuticals, Inc.*	1,060	196,132
Biogen Idec, Inc.*	960	325,872
Celgene Corp.*	3,380	378,087
McKesson Corp.	1,870	388,175
Regeneron Pharmaceuticals, Inc.*	570	233,842
Shire plc - ADR^	2,150	456,961
The Cooper Cos., Inc.	1,140	184,782
Total Health Care		3,063,674

	Shares	Value
INDUSTRIALS (6.0%)
Cummins, Inc.	1,200	$173,004
Delta Air Lines, Inc.	6,260	307,930
FedEx Corp.	1,130	196,236
Fortune Brands Home & Security, Inc.	7,370	333,640
Kansas City Southern	1,530	186,706
Union Pacific Corp.	4,180	497,963
Verisk Analytics, Inc. Cl. A*	3,420	219,051
Total Industrials		1,914,530

INFORMATION TECHNOLOGY (15.4%)
Activision Blizzard, Inc.	10,860	218,829
Alibaba Group Holding Ltd. - ADR*^	2,000	207,880
Apple, Inc.	6,360	702,017
Equinix, Inc.	648	146,921
Facebook, Inc. Cl. A*	4,190	326,904
FleetCor Technologies, Inc.*	1,510	224,552
Google, Inc. Cl. A*	1,100	583,726
MasterCard, Inc. Cl. A	3,980	342,917
Microsoft Corp.	13,700	636,365
NXP Semiconductors NV*^	2,020	154,328
Salesforce.com, Inc.*	4,840	287,060
Visa, Inc. Cl. A	2,178	571,071
VMware, Inc. Cl. A*	4,230	349,060
Workday, Inc. Cl. A*	2,120	173,013
Total Information Technology		4,924,643

MATERIALS (2.4%)
LyondellBasell Industries N.V. Cl. A^	3,600	285,804
The Sherwin-Williams Co.	1,860	489,254
Total Materials		775,058

TOTAL COMMON STOCKS
(Cost $15,259,889)		$19,696,083

	Principal Amount
DEBT SECURITIES (38.1%)
CORPORATE BONDS (22.3%)
AUTO COMPONENTS (0.4%)
Magna International, Inc.^
3.625%, 06/15/2024	$120,000	120,479
Total Auto Components		120,479

BANKS (4.7%)
Bank of Nova Scotia^
2.050%, 10/30/2018	435,000	435,931
Comerica, Inc.
2.125%, 05/23/2019	30,000	29,830
Royal Bank of Canada^
2.150%, 03/15/2019	300,000	301,690
Wachovia Corp.
5.625%, 10/15/2016	385,000	414,206
Westpac Banking Corp.^
2.000%, 08/14/2017	330,000	334,573
Total Banks		1,516,230

	Principal Amount	Value
BEVERAGES (0.5%)
Coca-Cola Femsa S.A.B. de C.V.^
2.375%, 11/26/2018	$150,000	$153,106
Total Beverages		153,106

CAPITAL MARKETS (3.3%)
Ameriprise Financial, Inc.
3.700%, 10/15/2024	215,000	220,333
BlackRock, Inc.
5.000%, 12/10/2019	125,000	141,479
Morgan Stanley
4.750%, 03/22/2017	85,000	90,589
State Street Corp.
2.875%, 03/07/2016	295,000	302,304
The Goldman Sachs Group, Inc.
5.950%, 01/18/2018	265,000	294,613
Total Capital Markets		1,049,318

COMMUNICATIONS EQUIPMENT (0.7%)
Cisco Systems, Inc.
4.450%, 01/15/2020	205,000	225,944
Total Communications Equipment		225,944

CONSUMER FINANCE (2.7%)
American Express Co.:
6.150%, 08/28/2017	125,000	139,361
7.000%, 03/19/2018	270,000	312,606
American Honda Finance Corp.
2.125%, 10/10/2018	115,000	115,804
Toyota Motor Credit Corp.
3.300%, 01/12/2022	290,000	302,396
Total Consumer Finance		870,167

DIVERSIFIED FINANCIAL SERVICES (3.3%)
Bank of America Corp.
5.650%, 05/01/2018	230,000	255,719
General Electric Capital Corp.
5.625%, 09/15/2017	290,000	322,038
The Bear Stearns & Cos., Inc.
5.550%, 01/22/2017	440,000	474,531
Total Diversified Financial Services		1,052,288

DIVERSIFIED TELECOMMUNICATION (0.2%)
Verizon Communications, Inc.
4.500%, 09/15/2020	70,000	76,060
Total Diversified Telecommunication		76,060

FOOD PRODUCTS (0.4%)
Archer-Daniels-Midland Co.
4.479%, 03/01/2021	105,000	116,187
Total Food Products		116,187

HEALTH CARE PROVIDERS & SERVICES (0.0%)
Medtronic, Inc.
2.750%, 04/01/2023	20,000	19,481
Total Health Care Providers & Services		19,481

	Principal Amount	Value
INSURANCE (2.6%)
ACE INA Holdings, Inc.:
5.600%, 05/15/2015	$290,000	$294,971
2.600%, 11/23/2015	85,000	86,343
MetLife, Inc.
6.750%, 06/01/2016	200,000	215,692
The Travelers Cos., Inc.
5.900%, 06/02/2019	200,000	231,604
Total Insurance		828,610

OIL, GAS & CONSUMABLE FUELS (0.7%)
Shell International Financial BV^
4.375%, 03/25/2020	125,000	137,135
Total Capital SA^
4.450%, 06/24/2020	95,000	104,352
Total Oil, Gas & Consumable Fuels		241,487

PHARMACEUTICALS (0.5%)
AstraZeneca plc^
1.950%, 09/18/2019	40,000	39,963
GlaxoSmithKline Capital, Inc.
2.800%, 03/18/2023	70,000	69,244
Sanofi^
1.250%, 04/10/2018	55,000	54,518
Total Pharmaceuticals		163,725

REAL ESTATE (0.6%)
Simon Property Group LP:
2.200%, 02/01/2019	15,000	15,093
3.375%, 10/01/2024	165,000	168,172
Total Real Estate		183,265

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.6%)
Texas Instruments, Inc.
2.750%, 03/12/2021	35,000	35,218
Xilinx, Inc.
3.000%, 03/15/2021	145,000	144,924
Total Semiconductors & Semiconductor Equipment		180,142

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (1.1%)
Hewlett-Packard Co.:
3.000%, 09/15/2016	245,000	251,664
2.750%, 01/14/2019	95,000	95,212
Total Technology Hardware, Storage & Peripherals		346,876

TOTAL CORPORATE BONDS
(Cost $6,838,603)		$7,143,365

U.S. GOVERNMENT AGENCY (2.3%)
Federal Home Loan Bank
5.625%, 06/13/2016	700,000	750,624
TOTAL U.S. GOVERNMENT AGENCY
(Cost $700,000)		$750,624

	Principal Amount	Value
U.S. TREASURY NOTES (13.5%)
0.500%, 11/30/2016	$740,000	$738,208
1.000%, 12/15/2017	730,000	728,346
1.500%, 11/30/2019	1,125,000	1,117,969
1.875%, 11/30/2021	1,350,000	1,342,301
2.250%, 11/15/2024	405,000	407,784
TOTAL U.S TREASURY NOTES
(Cost $4,331,983)		$4,334,608

TOTAL DEBT SECURITIES
(Cost $11,870,586)		$12,228,597

	Shares
SHORT-TERM INVESTMENT (1.9%)
MONEY MARKET MUTUAL FUND (1.9%)
First American Treasury Obligations Fund
0.000% **	597,699	597,699
TOTAL SHORT-TERM INVESTMENT
(Cost $597,699)		$597,699

TOTAL INVESTMENTS (101.5%)
(Cost $27,728,174)		$32,522,379

LIABILITIES IN EXCESS OF OTHER ASSETS (-1.5%)		(470,929)
TOTAL NET ASSETS (100.0%)		$32,051,450

ADR - American Depository Receipt
* Non-income producing security.
** Rate quoted is seven-day yield at period end.
^ U.S. Dollar denominated foreign security.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by Rainier Investment Management, LLC.

The cost basis of investment for federal income tax purposes at December 31, 2014, was as follows***:

Cost of investments		$27,728,174
Gross unrealized appreciation		5,002,718
Gross unrealized depreciation		(208,513)
Net unrealized appreciation		$4,794,205

*** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier Intermediate Fixed Income Fund
Schedule of Investments
December 31, 2014 (Unaudited)

	Principal Amount	Value
DEBT SECURITIES (99.1%)
CORPORATE BONDS (63.3%)
AUTO COMPONENTS (1.0%)
Magna International, Inc.^
3.625%, 06/15/2024	$850,000	$853,391
Total Auto Components		853,391

BANKS (13.4%)
Comerica, Inc.
2.125%, 05/23/2019	205,000	203,841
Royal Bank of Canada^
2.150%, 03/15/2019	2,130,000	2,141,998
The Bank of Nova Scotia^
2.050%, 10/30/2018	3,330,000	3,337,126
Wachovia Corp.
5.625%, 10/15/2016	2,975,000	3,200,684
Westpac Banking Corp.^
2.000%, 08/14/2017	2,185,000	2,215,275
Total Banks		11,098,924

BEVERAGES (1.7%)
Coca-Cola Femsa S.A.B. de C.V.^
2.375%, 11/26/2018	1,360,000	1,388,165
Total Beverages		1,388,165

CAPITAL MARKETS (9.0%)
Ameriprise Financial, Inc.
3.700%, 10/15/2024	1,510,000	1,547,456
BlackRock, Inc.
5.000%, 12/10/2019	405,000	458,391
Morgan Stanley
4.750%, 03/22/2017	1,620,000	1,726,525
State Street Corp.
2.875%, 03/07/2016	1,720,000	1,762,587
The Goldman Sachs Group, Inc.
5.950%, 01/18/2018	1,777,000	1,975,574
Total Capital Markets		7,470,533

COMMUNICATIONS EQUIPMENT (1.2%)
Cisco Systems, Inc.
4.450%, 01/15/2020	865,000	953,375
Total Communication Equipment		953,375

CONSUMER FINANCE (9.2%)
American Express Co.:
6.150%, 08/28/2017	640,000	713,530
7.000%, 03/19/2018	2,100,000	2,431,376
American Honda Finance Corp.
2.125%, 10/10/2018	885,000	891,187
Toyota Motor Credit Corp.:
2.800%, 01/11/2016	1,415,000	1,446,079
3.300%, 01/12/2022	2,050,000	2,137,629
Total Consumer Finance		7,619,801

	Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES (9.3%)
Bank of America Corp.
5.650%, 05/01/2018	$1,930,000	$2,145,817
General Electric Capital Corp.
5.625%, 09/15/2017	2,045,000	2,270,921
The Bear Stearns & Co., Inc.
5.550%, 01/22/2017	3,040,000	3,278,579
Total Diversified Financial Services		7,695,317

DIVERSIFIED TELECOMMUNICATION SERVICES (0.7%)
Verizon Communications, Inc.
4.500%, 09/15/2020	560,000	608,484
Total Diversified Telecommunication Services		608,484

FOOD PRODUCTS (1.0%)
Archer-Daniels-Midland Co.
4.479%, 03/01/2021	750,000	829,906
Total Food Products		829,906

HEALTH CARE EQUIPMENT & SUPPLIES (0.2%)
Medtronic, Inc.
2.750%, 04/01/2023	130,000	126,630
Total Health Care Equipment & Supplies		126,630

HEALTH CARE PROVIDERS & SERVICES (0.7%)
UnitedHealth Group, Inc.
6.000%, 02/15/2018	535,000	602,657
Total Health Care Providers & Services		602,657

INSURANCE (3.1%)
MetLife, Inc.
6.750%, 06/01/2016	1,100,000	1,186,308
The Travelers Cos., Inc.
5.900%, 06/02/2019	1,150,000	1,331,721
Total Insurance		2,518,029

MEDIA (0.9%)
Thomson Reuters Corp.^
6.500%, 07/15/2018	635,000	722,298
Total Media		722,298

OIL, GAS & CONSUMABLE FUELS (3.9%)
Shell International Financial BV^
4.375%, 03/25/2020	690,000	756,983
Statoil ASA^
3.125%, 08/17/2017	1,640,000	1,714,464
Total Capital SA^
4.450%, 06/24/2020	690,000	757,925
Total Oil, Gas & Consumable Fuels		3,229,372

PHARMACEUTICALS (1.5%)
AstraZeneca plc^
1.950%, 09/18/2019	240,000	239,776
GlaxoSmithKline Capital, Inc.
2.800%, 03/18/2023	570,000	563,846
Sanofi^
1.250%, 04/10/2018	445,000	441,103
Total Pharmaceuticals		1,244,725

	Principal Amount	Value
REAL ESTATE (1.6%)
Simon Property Group LP:
2.200%, 02/01/2019	$110,000	$110,680
3.375%, 10/01/2024	1,160,000	1,182,299
Total Real Estate		1,292,979

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.6%)
Texas Instruments, Inc.
2.750%, 03/12/2021	265,000	266,647
Xilinx, Inc.
3.000%, 03/15/2021	1,065,000	1,064,443
Total Semiconductors & Semiconductor Equipment		1,331,090

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (3.3%)
Hewlett-Packard Co.:
3.000%, 09/15/2016	1,901,000	1,952,709
2.750%, 01/14/2019	740,000	741,647
Total Technology Hardware, Storage & Peripherals		2,694,356

TOTAL CORPORATE BONDS
(Cost $50,119,449)		$52,280,032

U.S. GOVERNMENT AGENCY (3.4%)
Federal Home Loan Bank
5.625%, 06/13/2016	1,275,000	1,367,208
		1,367,208
Federal Home Loan Mortgage Corp.
5.250%, 04/18/2016	910,000	966,144
		966,144
Federal National Mortgage Association
2.250%, 03/15/2016	455,000	464,621
		464,621
TOTAL U.S. GOVERNMENT AGENCY
(Cost $2,651,339)		$2,797,973

U.S. TREASURY NOTES (32.4%)
0.250%, 12/31/2015	655,000	654,949
0.500%, 11/30/2016	5,570,000	5,556,509
1.000%, 12/15/2017	1,530,000	1,526,533
1.500%, 11/30/2019	7,895,000	7,845,656
1.875%, 11/30/2021	8,790,000	8,739,871
2.250%, 11/15/2024	2,420,000	2,436,637
TOTAL U.S. TREASURY NOTES
(Cost $26,743,797)		$26,760,155

TOTAL DEBT SECURITIES
(Cost $79,514,585)		$81,838,160
	Shares
SHORT-TERM INVESTMENT (0.2%)
MONEY MARKET MUTUAL FUND (0.2%)
First American Treasury Obligations Fund
0.000%*	182,527	182,527
TOTAL SHORT-TERM INVESTMENT
(Cost $182,527)		$182,527

TOTAL INVESTMENTS (99.3%)
(Cost $79,697,112)		$82,020,687

OTHER ASSETS IN EXCESS OF LIABILITIES (0.7%)	545,073
TOTAL NET ASSETS (100.0%)	$82,565,760

* Rate quoted is seven-day yield at period end.
^ U.S. Dollar denominated foreign security.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by Rainier Investment Management, LLC.

The cost basis of investment for federal income tax purposes at December 31, 2014, was as follows**:

Cost of investments	$79,697,112
Gross unrealized appreciation	2,333,038
Gross unrealized depreciation	(9,463)
Net unrealized appreciation	$2,323,575

** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier High Yield Fund
Schedule of Investments
December 31, 2014 (Unaudited)

	Principal Amount	Value
DEBT SECURITIES (90.2%)
ASSET-BACKED SECURITIES (0.9%)
SERVICES (0.9%)
US Airways 2013-1 Class B Pass Through Trust
Series 2013-1, 5.375%, 05/15/2023	$494,577	$508,178
Total Services
TOTAL ASSET-BACKED SECURITIES
(Cost $494,577)		508,178

CORPORATE BONDS (89.3%)
AUTOMOTIVE (4.2%)
Dana Holding Corp.
5.500%, 12/15/2024	250,000	253,750
Delphi Corp.
6.125%, 05/15/2021	250,000	273,125
Lear Corp.
8.125%, 03/15/2020	350,000	369,250
MPG Holdco I, Inc.
7.375%, 10/15/2022*
(Acquired 10/10/2014 and 12/18/2014, Cost $503,295)	500,000	517,500
Tenneco, Inc.
6.875%, 12/15/2020	240,000	255,000
The Goodyear Tire & Rubber Co.
7.000%, 05/15/2022	500,000	542,500
Total Automotive		2,211,125

BANKING (2.8%)
Deutsche Bank AG^
7.500%, 12/29/2049	1,000,000	962,500
Royal Bank of Scotland Group plc^
6.000%, 12/19/2023	500,000	542,144
Total Banking		1,504,644

BASIC INDUSTRY (14.7%)
Cascades, Inc.^
7.875%, 01/15/2020	250,000	261,250
Consolidated Energy Financial SA^
6.750%, 10/15/2019*
(Acquired 10/02/2014, Cost $247,500)	250,000	245,625
Domtar Corp.
10.750%, 06/01/2017	300,000	356,766
Griffon Corp.
5.250%, 03/01/2022	1,250,000	1,175,000
Hexion U.S. Finance Corp.
6.625%, 04/15/2020	900,000	886,500
Kissner Milling Co. Ltd.^
7.250%, 06/01/2019*
(Acquired 05/15/2014, Cost $1,000,000)	1,000,000	1,002,500
Magnetation LLC / Magnetation Finance Corp.
11.000%, 05/15/2018*
(Acquired 05/15/2013, 08/23/2013, 07/08/2014, and 11/12/2014, Cost $1,835,307)	1,800,000	1,255,500

	Principal Amount	Value
BASIC INDUSTRY (14.7%) (continued)
Masco Corp.
5.850%, 03/15/2017	$285,000	$307,087
PetroLogistics LP / PetroLogistics Finance Corp.
6.250%, 04/01/2020	1,250,000	1,353,125
Weyerhaeuser Real Estate Co./TRI Pointe Holdings, Inc.
5.875%, 06/15/2024*
(Acquired 06/04/2014, Cost $981,500)	1,000,000	1,003,750
Total Basic Industry		7,847,103

CAPITAL GOODS (4.5%)
Crown Americas LLC / Crown Americas Capital Corp. III
6.250%, 02/01/2021	250,000	264,375
General Cable Corp.
5.750%, 10/01/2022	600,000	441,000
Greif, Inc.
7.750%, 08/01/2019	300,000	340,500
Milacron LLC / Milacron Finance Sub LLC
8.375%, 05/15/2019*
(Acquired 04/20/2012, Cost $403,264)	400,000	426,000
SPX Corp.
6.875%, 09/01/2017	250,000	274,375
Waterjet Holdings, Inc.
7.625%, 02/01/2020*
(Acquired 01/24/2014, Cost $610,823)	600,000	619,500
Total Capital Goods		2,365,750

CONSUMER CYCLlCAL (3.6%)
First Cash Financial Services, Inc.
6.750%, 04/01/2021	500,000	522,500
Levi Strauss & Co.
7.625%, 05/15/2020	600,000	633,000
Netflix, Inc.
5.750%, 03/01/2024*
(Acquired 02/04/2014, Cost $250,000)	250,000	261,250
Serta Simmons Holdings LLC
8.125%, 10/01/2020*
(Acquired 09/19/2012, Cost $250,000)	250,000	265,625
Wolverine World Wide, Inc.
6.125%, 10/15/2020	200,000	211,000
Total Consumer Cyclical		1,893,375

CONSUMER NON-CYCLICAL (2.0%)
JBS USA LLC / JBS USA Finance Corp.
7.250%, 06/01/2021*
(Acquired 09/13/2013, Cost $499,857)	500,000	517,500
Vector Group Ltd.
7.750%, 02/15/2021	500,000	528,125
Total Consumer Non-Cyclical		1,045,625

ENERGY (14.8%)
Access Midstream Partners LP / ACMP Finance Corp.
4.875%, 05/15/2023	250,000	255,000
AmeriGas Finance LLC / AmeriGas Finance Corp.
7.000%, 05/20/2022	1,000,000	1,040,000
Atlas Pipeline Partners LP
6.625%, 10/01/2020	100,000	102,250

	Principal Amount	Value
ENERGY (14.8%) (continued)
Calumet Specialty Products Partners LP
6.500%, 04/15/2021*
(Acquired 06/03/2014, Cost $1,123,205)	$1,100,000	$987,250
Chesapeake Energy Corp.
6.625%, 08/15/2020	500,000	533,750
Concho Resources, Inc.
5.500%, 10/01/2022	250,000	253,750
Hornbeck Offshore Services, Inc.
5.875%, 04/01/2020	500,000	447,500
Parker Drilling Co.
7.500%, 08/01/2020	300,000	243,000
Plains Exploration & Production Co.
6.750%, 02/01/2022	163,000	179,707
Regency Energy Partners LP
5.500%, 04/15/2023	500,000	485,000
Rosetta Resources, Inc.
5.875%, 06/01/2024	250,000	223,750
Sabine Pass LNG LP
6.500%, 11/01/2020	1,000,000	1,015,000
Shelf Drilling Holdings Ltd.^
8.625%, 11/01/2018*
(Acquired 10/10/2012, Cost $1,000,000)	1,000,000	830,000
SM Energy Co.
6.500%, 11/15/2021	300,000	292,500
Tesoro Corp.
5.375%, 10/01/2022	1,000,000	1,017,500
Total Energy		7,905,957

FINANCIAL SERVICES (11.9%)
Aircastle Ltd.^
5.125%, 03/15/2021	1,000,000	1,002,500
Alliance Data Systems Corp.
6.375%, 04/01/2020*
(Acquired 03/22/2012 and 12/13/2012, Cost $255,420)	250,000	256,563
International Lease Finance Corp.:
6.250%, 05/15/2019	750,000	821,250
8.250%, 12/15/2020	150,000	181,125
Jefferies Finance LLC / JFIN Co-Issuer Corp.:
7.375%, 04/01/2020*
(Acquired 03/19/2013, Cost $1,009,893)	1,000,000	935,000
7.500%, 04/15/2021*
(Acquired 10/08/2014, Cost $1,000,000)	1,000,000	933,750
JPMorgan Chase & Co.
6.000%, 12/29/2049	1,000,000	992,500
Navient Corp.
5.500%, 01/25/2023	800,000	768,000
Ocwen Financial Corp.
6.625%, 05/15/2019*
(Acquired 05/07/2014, Cost $500,000)	500,000	460,000
Total Financial Services		6,350,688

HEALTH CARE (3.8%)
HealthSouth Corp.
7.750%, 09/15/2022	364,000	387,660
Par Pharmaceutical Cos., Inc.
7.375%, 10/15/2020	100,000	105,000

	Principal Amount	Value
HEALTH CARE (3.8%) (continued)
Salix Pharmaceuticals, Inc.
6.000%, 01/15/2021*
(Acquired 12/12/2013, Cost $756,052)	$750,000	$766,875
Select Medical Corp.
6.375%, 06/01/2021	750,000	765,000
Total Health Care		2,024,535

MEDIA (2.8%)
Cablevision Systems Corp.
8.625%, 09/15/2017	400,000	446,000
CCO Holdings LLC / CCO Holdings Capital Corp.
7.375%, 06/01/2020	100,000	106,250
Cenveo Corp.
6.000%, 08/01/2019*
(Acquired 06/19/2014 and 11/06/2014, Cost $488,897)	500,000	455,000
Nielsen Finance LLC / Nielsen Finance Co.
5.000%, 04/15/2022*
(Acquired 03/28/2014 and 06/23/2014, Cost $500,908)	500,000	505,000
Total Media		1,512,250

REAL ESTATE (1.8%)
Realogy Group LLC / Realogy Co-Issuer Corp.
5.250%, 12/01/2021*
(Acquired 11/14/2014, Cost $1,000,000)	1,000,000	976,250
Total Real Estate		976,250

SERVICES (6.8%)
Ashtead Capital, Inc.
5.625%, 10/01/2024*
(Acquired 09/10/2014, Cost $200,000)	200,000	205,500
Cinemark USA, Inc.
4.875%, 06/01/2023	350,000	332,500
DigitalGlobe, Inc.
5.250%, 02/01/2021*
(Acquired 01/25/2013 and 12/22/2014, Cost $581,801)	590,000	563,450
Iron Mountain, Inc.
7.750%, 10/01/2019	250,000	268,750
MGM Resorts International
7.750%, 03/15/2022	1,000,000	1,110,000
United Rentals North America, Inc.:
8.375%, 09/15/2020	600,000	646,500
5.750%, 11/15/2024	500,000	516,250
Total Services		3,642,950

TECHNOLOGY & ELECTRONICS (5.9%)
Advanced Micro Devices, Inc.
7.750%, 08/01/2020	900,000	832,500
Amkor Technology, Inc.
6.625%, 06/01/2021	700,000	696,500
Brightstar Corp.
7.250%, 08/01/2018*
(Acquired 07/26/2013, Cost $989,730)	1,000,000	1,072,500
Nokia Corp.^
5.375%, 05/15/2019	500,000	537,500
Total Technology & Electronics		3,139,000

	Principal Amount	Value
TELECOMMUNICATION SERVICES (8.6%)
CenturyLink, Inc.
5.625%, 04/01/2020	$100,000	$104,125
Frontier Communications Corp.:
8.500%, 04/15/2020	500,000	560,000
9.250%, 07/01/2021	250,000	289,687
6.875%, 01/15/2025	250,000	250,625
GCI, Inc.
8.625%, 11/15/2019	225,000	236,812
Intelsat Jackson Holdings SA^
7.250%, 10/15/2020	250,000	264,688
Level 3 Communications, Inc.
5.750%, 12/01/2022*
(Acquired 11/17/2014, Cost $500,000)	500,000	505,625
Sprint Capital Corp.
6.875%, 11/15/2028	575,000	508,875
T-Mobile USA, Inc.:
6.250%, 04/01/2021	250,000	256,813
6.500%, 01/15/2024	500,000	513,750
Windstream Corp.:
7.875%, 11/01/2017	250,000	271,562
7.500%, 06/01/2022	250,000	250,313
Zayo Group LLC
10.125%, 07/01/2020	488,000	551,708
Total Telecommunication Services		4,564,583

UTILITIES (1.1%)
NRG Energy, Inc.:
6.250%, 07/15/2022	100,000	102,750
6.625%, 03/15/2023	250,000	261,250
The AES Corp.
7.375%, 07/01/2021	200,000	227,000
Total Utilities		591,000

TOTAL CORPORATE BONDS
(Cost $47,865,677)		$47,574,835

TOTAL DEBT SECURITIES
(Cost $48,360,254)		$48,083,013

COMMON STOCKS (0.2%)	Shares
ENERGY (0.2%)
Calumet Specialty Products Partners LP	4,000	89,640
Total Energy		89,640

TOTAL COMMON STOCKS
(Cost $110,621)		$89,640

SHORT-TERM INVESTMENTS (8.6%)
MONEY MARKET MUTUAL FUNDS (8.6%)
First American Government Obligations Fund
0.010% **	1,974,708	1,974,708
First American Treasury Obligations Fund
0.000% **	2,630,000	2,630,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,604,708)		$4,604,708

TOTAL INVESTMENTS (99.0%)
(Cost $53,075,583)	$52,777,361

OTHER ASSETS IN EXCESS OF LIABILITIES (1.0%)	516,504
TOTAL NET ASSETS (100.0%)	$53,293,865

* Security exempt from registration under Regulation D of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified buyers. At December 31, 2014, the value of these securities totaled $15,567,513 or 29.2% of the Fund's net assets.

** Rate quoted is seven-day yield period end.
^ U.S. Dollar denominated foreign security.
Securities are classified based on the Bank of America Merrill Lynch U.S. High Yield Master II Index.

The cost basis of investment for federal income tax purposes at December 31, 2014, was as follows***:

Cost of investments	$53,075,583
Gross unrealized appreciation	1,497,236
Gross unrealized depreciation	(1,795,458)
Net unrealized depreciation	$(298,222)

*** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier International Discovery Fund
Schedule of Investments
December 31, 2014 (Unaudited)

COMMON STOCKS (95.9%)	Shares	Value
AUSTRALIA (0.8%)
Orora Ltd.	201,230	$317,917
Total Australia		317,917

AUSTRIA (0.5%)
Schoeller-Bleckman Oilfield Equipment AG	2,780	201,845
Total Austria		201,845

BELGIUM (1.3%)
Melexis NV	11,250	509,057
Total Belgium		509,057

CANADA (7.0%)
AutoCanada, Inc.	3,100	118,738
Canadian Apartment Properties	24,100	521,288
Canadian Western Bank	7,200	202,961
Dollarama, Inc.	19,540	999,032
Linamar Corp.	4,500	274,811
Raging River Exploration, Inc.*	45,300	286,196
Whitecap Resources, Inc.	27,500	270,787
Total Canada		2,673,813

CHINA (0.9%)
Sunny Optical Technology Group Co. Ltd.	193,000	331,404
Total China		331,404

DENMARK (6.3%)
Chr. Hansen Holdings A/S	7,820	346,453
GN Store Nord A/S	11,310	247,099
Pandora A/S	12,920	1,047,258
Royal Unibrew A/S*	4,380	767,828
Total Denmark		2,408,638

FINLAND (0.7%)
Munksjo Oyj	25,690	278,222
Total Finland		278,222

FRANCE (7.1%)
Eurofins Scientific SA	1,045	266,739
Ingenico SA	8,650	911,179
Orpea	13,390	838,122
Saft Groupe SA	7,880	239,018
Teleperformance	6,160	419,313
Total France		2,674,371

GERMANY (7.4%)
Dialog Semiconductor plc*	14,860	518,849
Sixt SE	8,560	333,099
Stroeer Media SE	15,790	468,380
United Internet AG	11,020	496,396
Wirecard AG	22,403	976,865
Total Germany		2,793,589

	Shares	Value
HONG KONG (4.3%)
Samsonite International SA	178,650	$529,420
Techtronic Industries Co.	340,500	1,092,353
Total Hong Kong		1,621,773

INDIA (4.4%)
Aurobindo Pharma Ltd.	16,430	294,903
Eicher Motors Ltd.	840	199,043
Shree Cement Ltd.	2,220	329,846
Voltas Ltd.	60,090	229,271
Yes Bank Ltd.	50,740	616,569
Total India		1,669,632

INDONESIA (4.7%)
Jasa Marga Persero Tbk PT	597,000	338,782
Kalbe Farma Tbk PT	4,451,700	656,307
Tower Bersama Infrastructure Tbk PT	434,500	339,829
Wijaya Karya Persero Tbk PT	1,465,300	432,483
Total Indonesia		1,767,401

IRELAND (1.3%)
Smurfit Kappa Group plc	22,450	504,866
Total Ireland		504,866

ITALY (2.6%)
Banca Generali SpA	18,520	515,102
Brembo SpA	9,840	329,805
Salvatore Ferragamo SpA	6,090	149,881
Total Italy		994,788

JAPAN (16.2%)
ASICS Corp.	22,800	548,917
Calbee, Inc.	14,700	506,368
GMO Payment Gateway, Inc.	14,300	267,557
Harmonic Drive Systems, Inc.	33,200	482,878
Hitachi Metals Ltd.	33,000	560,699
M3, Inc.	25,000	418,300
MonotaRO Co. Ltd.	14,400	290,146
Mori Hills REIT Investment Corp.	390	561,310
Pigeon Corp.	16,100	938,728
Recruit Holdings Co. Ltd.*	10,190	292,650
Seria Co. Ltd.	14,000	466,387
Suruga Bank Ltd.	28,600	525,582
Zenkoku Hosho Co. Ltd.	10,600	300,801
Total Japan		6,160,323

MALAYSIA (0.5%)
7-Eleven Malaysia Holdings Bhd*	401,500	172,244
Total Malaysia		172,244

NETHERLANDS (2.0%)
USG People NV	22,030	246,481
Wessanen NV	77,900	493,201
Total Netherlands		739,682

	Shares		Value
PHILIPPINES (3.2%)
Alliance Global Group, Inc.	587,200		$293,327
Universal Robina Corp.	208,640		909,647
Total Philippines			1,202,974

SINGAPORE (1.4%)
Religare Health Trust	694,000		523,912
Total Singapore			523,912

SOUTH AFRICA (1.0%)
Mr. Price Group Ltd.	18,360		371,402
Total South Africa			371,402

SOUTH KOREA (0.0%)
Kolao Holdings*	0	†	7
Total South Korea			7

SWEDEN (3.9%)
Avanza Bank Holding AB	8,050		265,104
Hexpol AB	7,298		686,827
Intrum Justitia AB	17,770		526,304
Total Sweden			1,478,235

SWITZERLAND (1.4%)
U-Blox AG	3,770		515,976
Total Switzerland			515,976

TAIWAN (3.6%)
Eclat Textile Co. Ltd.	43,390		436,091
Merida Industry Co. Ltd.	47,500		320,719
PChome Online, Inc.	29,000		311,344
Poya Co. Ltd.	41,000		309,349
Total Taiwan			1,377,503

THAILAND (2.4%)
Home Product Center PCL	996,819		249,471
Minor International PCL	410,200		402,394
Thai Union Frozen Products PCL	100,800		275,552
Total Thailand			927,417

UNITED KINGDOM (11.0%)
Ashtead Group plc	60,656		1,077,247
Babcock International Group plc	0	†	6
Close Brothers Group plc	21,780		503,295
Crest Nicholson Holdings plc	82,200		494,808
Essentra plc	38,860		440,521
Hays plc	124,850		280,897
HellermannTyton Group plc	80,290		392,191
Hikma Pharmaceuticals plc	19,630		602,279
Ted Baker plc	10,750		369,037
Total United Kingdom			4,160,281

TOTAL COMMON STOCKS
(Cost $31,053,106)			$36,377,272

	Shares	Value
SHORT-TERM INVESTMENT (3.5%)
MONEY MARKET MUTUAL FUND (3.5%)
First American Treasury Obligations Fund
0.000% **	1,341,753	$1,341,753
TOTAL SHORT-TERM INVESTMENT
(Cost $1,341,753)		$1,341,753

TOTAL INVESTMENTS (99.4%)
(Cost $32,394,859)		$37,719,025

OTHER ASSETS IN EXCESS OF LIABILITIES (0.6%)		232,122
TOTAL NET ASSETS (100.0%)		$37,951,147

Sector Diversification	Percentage
Consumer Discretionary	23.7%
Industrials	16.0%
Information Technology	12.8%
Consumer Staples	10.7%
Financials	10.6%
Health Care	10.1%
Materials	9.1%
Energy	2.0%
Telecommunication Services	0.9%
Total Portfolio	95.9%
Short-Term Investments and Other Assets in Excess of Liabilities	4.1%
Total Net Assets	100.0%

† Less than 1 share held.
* Non-income producing security.
** Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by Rainier Investment Management, LLC.

The cost basis of investment for federal income tax purposes at December 31, 2014, was as follows***:

Cost of investments		$32,394,859
Gross unrealized appreciation		7,681,383
Gross unrealized depreciation		(2,357,217)
Net unrealized appreciation		$5,324,166

*** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier Large Cap Growth Equity Fund
Schedule of Investments
December 31, 2014 (Unaudited)

COMMON STOCKS (95.1%)	Shares	Value
CONSUMER DISCRETIONARY (20.4%)
Las Vegas Sands Corp.	361	$20,996
The Home Depot, Inc.	400	41,988
The Priceline Group, Inc.*	30	34,206
The Walt Disney Co.	438	41,255
Ulta Salon, Cosmetics & Fragrance, Inc.*	240	30,682
V.F. Corp.	420	31,458
Yum! Brands, Inc.	280	20,398
Total Consumer Discretionary		220,983

CONSUMER STAPLES (6.8%)
Costco Wholesale Corp.	297	42,100
Monster Beverage Corp.*	289	31,313
Total Consumer Staples		73,413

ENERGY (4.0%)
EOG Resources, Inc.	475	43,733
Total Energy		43,733

FINANCIALS (3.7%)
Affiliated Managers Group, Inc.*	92	19,526
Morgan Stanley	539	20,913
Total Financials		40,439

HEALTH CARE (18.0%)
Actavis plc*^	167	42,987
Alexion Pharmaceuticals, Inc.*	170	31,455
Allergan, Inc.	10	2,126
McKesson Corp.	210	43,592
Regeneron Pharmaceuticals, Inc.*	77	31,589
Shire plc - ADR^	205	43,571
Total Health Care		195,320

INDUSTRIALS (8.4%)
Delta Air Lines, Inc.	430	21,152
FedEx Corp.	170	29,522
Union Pacific Corp.	340	40,504
Total Industrials		91,178

INFORMATION TECHNOLOGY (30.2%)
Alibaba Group Holding Ltd. - ADR*^	285	29,623
Apple, Inc.	647	71,416
Facebook, Inc. Cl. A*	515	40,180
Google, Inc. Cl. A*	92	48,822
NXP Semiconductors NV*^	370	28,268
Palo Alto Networks, Inc.*	160	19,611
Visa, Inc. Cl. A	186	48,769
Workday, Inc. Cl. A*	235	19,178
Yelp, Inc.*	364	19,922
Total Information Technology		325,789

	Shares	Value
MATERIALS (3.6%)
LyondellBasell Industries N.V. Cl. A^	247	$19,609
The Sherwin-Williams Co.	74	19,465
Total Materials		39,074

TOTAL COMMON STOCKS
(Cost $969,988)		$1,029,929

SHORT-TERM INVESTMENT (4.0%)
MONEY MARKET MUTUAL FUND (4.0%)
First American Treasury Obligations Fund
0.000%**	42,939	42,939
TOTAL SHORT-TERM INVESTMENT
(Cost $42,939)		$42,939

TOTAL INVESTMENTS (99.1%)
(Cost $1,012,927)		$1,072,868

OTHER ASSETS IN EXCESS OF LIABILITIES (0.9%)		10,184
TOTAL NET ASSETS (100.0%)		$1,083,052

ADR - American Depository Receipt
* Non-income producing security.
** Rate quoted is seven-day yield at period end.
^ U.S. Dollar denominated foreign security.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by Rainier Investment Management, LLC.

The cost basis of investment for federal income tax purposes at December 31, 2014, was as follows***:

Cost of investments		$1,012,927
Gross unrealized appreciation		75,109
Gross unrealized depreciation		(15,168)
Net unrealized appreciation		$59,941

*** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Fair Value of Financial Instruments at December 31, 2014

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy.

Level 1 - Unadjusted quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, current yields, credit quality, prepayment speeds for mortgage-related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rate, fair value estimates for foreign securities, changes in benchmark securities indices and interest rates).

Level 3 - Significant unobservable inputs (including the Funds' own assumptions in determining fair value of investments).

Equity securities that are traded on a national securities exchange are valued at the last reported sale price on the exchange where it is primarily traded. To the extent these securities have market quotes from active markets, they are classified as Level 1.

The Trustees have retained an independent fair value pricing service to assist in valuing foreign securities held by the International Discovery Fund on a daily basis. The pricing service monitors the market daily for significant movement and systematically applies a fair value adjustment factor to foreign securities when certain criteria are met.  The Funds also utilize the fair value pricing source for fixed income holdings in the Balanced, Intermediate Fixed Income and High Yield Funds on certain bond market holidays. When adjustment factors are used, these valuations are categorized as Level 2.

Debt securities held by the Funds are valued by the pricing vendors, which utilize an evaluated pricing methodology. Evaluated pricing is a technique used to value fixed-income securities without relying exclusively on quoted prices, that also draws on market participant assumptions including quoted prices for similar assets, benchmark yield curves and other observable inputs. These securities are categorized as Level 2.

In the event that prices are not available from a pricing service, the Adviser's Pricing Committee will determine a price in accordance with the Security Valuation Policy. If a fair valuation is utilized, these securities are categorized as Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments based on the major classification in the Schedules of Investments as of December 31, 2014:

Rainier Large Cap Equity Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$355,798,005	$-	$-	$355,798,005
Total Equity	355,798,005	-	-	355,798,005

Short-Term Investments	5,241,980	-	-	5,241,980
Total Investments in Securities	$361,039,985	$-	$-	$361,039,985

Rainier Large Cap Growth Equity Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$1,029,929	$-	$-	$1,029,929
Total Equity	1,029,929			1,029,929

Short-Term Investments	42,939	-	-	42,939
Total Investments in Securities	$1,072,868	$-	$-	$1,072,868

Rainier Mid Cap Equity Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$948,137,025	$-	$-	$948,137,025
Total Equity	948,137,025	-	-	948,137,025

Short-Term Investments	44,987,067	-	-	44,987,067
Total Investments in Securities	$993,124,092	$-	$-	$993,124,092

Rainier Small/Mid Cap Equity Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$1,250,131,987	$-	$-	$1,250,131,987
Total Equity	1,250,131,987	-	-	1,250,131,987

Short-Term Investments	4,501,024	-	-	4,501,024
Total Investments in Securities	$1,254,633,011	$-	$-	$1,254,633,011

Rainier Balanced Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$19,696,083	$-	$-	$19,696,083
Total Equity	19,696,083	-	-	19,696,083

Fixed Income
Federal Agency Obligations	-	5,085,232	-	5,085,232
Corporate Bonds	-	7,143,365	-	7,143,365
Total Fixed Income	-	12,228,597	-	12,228,597

Short-Term Investments	597,699	-	-	597,699
Total Investments in Securities	$20,293,782	$12,228,597	$-	$32,522,379

Rainier Intermediate Fixed Income Fund
	Level 1	Level 2	Level 3	Total

Fixed Income
Federal Agency Obligations	$-	$29,558,128	$-	$29,558,128
Corporate Bonds	-	52,280,032	-	52,280,032
Total Fixed Income	-	81,838,160	-	81,838,160

Short-Term Investments	182,527	-	-	182,527
Total Investments in Securities	$182,527	$81,838,160	$-	$82,020,687

Rainier High Yield Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$89,640	$-	$-	$89,640
Total Equity	89,640	-	-	89,640

Fixed Income
Asset Backed Securities	-	508,178	-	508,178
Corporate Bonds	-	47,574,835	-	47,574,835
Total Fixed Income	-	48,083,013	-	48,083,013

Short-Term Investments	4,604,708	-	-	4,604,708
Total Investments in Securities	$4,694,348	$48,083,013	$-	$52,777,361

Rainier International Discovery Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stocks	$3,940,840	$32,436,432	$-	$36,377,272
Total Equity	3,940,840	32,436,432	-	36,377,272

Short-Term Investments	1,341,753	-	-	1,341,753
Total Investments in Securities	$5,282,593	$32,436,432	$-	$37,719,025
See Schedules of Investments for additional detailed categorizations.

Rainier International Discovery Fund (*)
Transfers out of Level 1	$(18,535,489)
Transfers into Level 2	$18,535,489
Net transfers	$-

* Transfers between Level 1 and Level 2 for the Rainier International Discovery Fund relate to the use of systematic fair valuation at the close of the reporting period on December 31, 2014. On days when systematic fair valuation is used, certain non-U.S. dollar denominated securities move from a Level 1 to a Level 2 classification. There were no other transfers into or out of Level 1, Level 2 or Level 3 in the other Funds.

Item 2. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rainier Investment Management Mutual Funds

By   /s/ Melodie B. Zakaluk
        Melodie B. Zakaluk
        CEO, President, and CFO

Date  February 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Rainier Investment Management Mutual Funds

By   /s/ Melodie B. Zakaluk
        Melodie B. Zakaluk
        CEO, President, and CFO

Date  February 25, 2015